Equity - Summary of Equity Share Capital (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of shares beginning balance	197	206	248
Beginning balance	$ (1,301)	$ (1,146)	$ (118)
Share capital consolidation		(9)	(42)
Number of shares ending balance	197	197	206
Exchange adjustments	$ 0
Ending balance	(1,077)	$ (1,301)	$ (1,146)
Equity share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	154	141	169
Exchange adjustments	(8)	13	(28)
Ending balance	146	154	141
Share premium [Member]
Disclosure of classes of share capital [line items]
Beginning balance	101	93	111
Exchange adjustments	(5)	8	(18)
Ending balance	96	101	93
Nominal value [Member]
Disclosure of classes of share capital [line items]
Beginning balance	53	48	58
Exchange adjustments	(3)	5	(10)
Ending balance	$ 50	$ 53	$ 48